UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2010
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      The Children's Investment Fund Management (UK) LLP
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Address:   7 Clifford Street
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           London W1S 2WE
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           England
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Form 13F File Number:      028-11900
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Angus Milne
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Title:     Head of Compliance
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Phone:     +44 20 7440 2330
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Signature, Place, and Date of Signing:

         /s/ Angus Milne             London, England      November 15, 2010
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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:              13
                                               -------------

Form 13F Information Table Value Total:        $   3,430,612
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                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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


          COLUMN 1             COLUMN 2     COLUMN 3   COLUMN 4           COLUMN 5        COLUMN 6    COLUMN 7          COLUMN 8

                                                        VALUE      SHRS OR         PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS   CUSIP     (X$1000)    PRN AMT SH/PRN  CALL  DISCRETION MANAGER    SOLE    SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------

CME GROUP INC               COM             12572Q105   67,958      260,926  SH             SOLE       N/A     260,926
COCA COLA CO                COM             191216100    3,392       57,958  SH             SOLE       N/A      57,958
COMPASS MINERALS INTL INC   COM             20451N101    1,366       17,828  SH             SOLE       N/A      17,828
DISNEY WALT CO              COM DISNEY      254687106  417,323   12,604,146  SH             SOLE       N/A  12,604,146
LOCKHEED MARTIN CORP        COM             539830109  406,015    5,696,062  SH             SOLE       N/A   5,696,062
MASTERCARD INC              CL A            57636Q104      552        2,466  SH             SOLE       N/A       2,466
MOLSON COORS BREWING CO     CL B            60871R209  288,720    6,114,353  SH             SOLE       N/A   6,114,353
ORACLE CORP                 COM             68389X105  134,744    5,018,388  SH             SOLE       N/A   5,018,388
PHILIP MORRIS INTL INC      COM             718172109    1,116       19,920  SH             SOLE       N/A      19,920
UNION PAC CORP              COM             907818108  809,382    9,894,651  SH             SOLE       N/A   9,894,651
VIACOM INC NEW              CL B            92553P201  460,951   12,736,984  SH             SOLE       N/A  12,736,984
VISA INC                    COM CL A        92826C839  534,104    7,192,355  SH             SOLE       N/A   7,192,355
WELLPOINT INC               COM             94973V107  304,989    5,384,690  SH             SOLE       N/A   5,384,690
